Intangible Assets and Goodwill - Schedule of Amortization of Expense for Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 38,524
2022	51,365	$ 51,365
2023	51,365	51,365
2024	51,365	51,365
2025	51,365	51,365
Thereafter	616,381
Intangible asset, net	$ 860,365	$ 873,206	$ 924,572